Type:  		13F-HR
Period:		6/30/2008
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	June 30, 2008

Check here if Amendment [  ] Amendment Number :

This Amendment  [ X ] is a restatement  [  ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts August 14, 2008
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$47,582,000
Form 13F Information Table Value Total:	14

List of Other Included Managers: NA

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC CL B    COM              084670207     5228 1303     SH       SOLE                    291              1012
WELLS FARGO & CO DEL COM       COM              949746101     1931 81296    SH       SOLE                  19040             62256
BLKROCK FL RT OME STRA COM                      09255X100     5028 334729   SH       SOLE                  48223            286506
COHEN & STEERS QTY RLY COM                      19247L106     3329 217611   SH       SOLE                  29909            187702
COHEN & STEERS WRLDWD COM                       19248J100      497 35776    SH       SOLE                      0             35776
HIGHLAND CR STRATEG FD COM                      43005q107     5606 419020   SH       SOLE                  57889            361131
HIGHLAND DISTRESSED OP COM                      430067108     2043 355927   SH       SOLE                  51521            304406
ISHARES TREAS INFLATION PROTEC                  464287176     3268 30298    SH       SOLE                   3965             26333
KAYNE ANDERSON MLP INV COM                      486606106     3370 122827   SH       SOLE                  15078            107749
LMP CORPORATE LN FD IN COM                      50208B100      470 43116    SH       SOLE                   1924             41192
NUVEEN INVT QUALITY COM                         67062E103     4779 361520   SH       SOLE                   4560            356960
NUVEEN QUALT INCM MUN COM                       670977107     6767 516564   SH       SOLE                  16185            500379
WESTERN ASSET GLOBAL PARTNERS                   95766g108     2098 200206   SH       SOLE                  28680            171526
WESTERN ASSET PREMIER SHS BEN                   957664105     3168 258804   SH       SOLE                  30453            228351

REPORT SUMMARY		        14 DATA RECORDS		     47582	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
